26. Share-Based Payment (Details - Assumptions)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years)	5 years
Weighted average expected stock price volatility	34.28%
Expected dividend yield	0.00%
Weighted average grant-date fair value of options granted | $ / shares	1.0539
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price	$ 1.8
Risk-free interest rate	0.94%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price	$ 3.55
Risk-free interest rate	2.10%